RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of consolidated statements of financial position

	As at	As at
	December 31,	December 31,
	2022	2021
Consolidated statements of financial position
Trade and other receivables	8	47
Prepaid expenses and other assets	—	62
Trade payables and other liabilities	(2,019)	(1,986)
Deferred consideration - current	(1,176)	—
Deferred consideration - non-current	(2,121)	—
Net related party receivable (payable)	(5,308)	(1,877)

Schedule of other related party transactions

	Year Ended December 31,
Consolidated statements of changes in equity	2022	2021
Share capital	8,190	24,328
Shares to be issued	(6,764)	(8,862)
Net increase (decrease) in equity	1,426	15,466

	As at	As at
	December 31,	December 31,
	2022	2021
Consolidated statements of cash flows
Consideration paid upon business combination	(8,488)	(8,271)
Prepaid consideration	(821)	—
Deferred and contingent consideration payments	—	(11,521)
Repayment of loans	(94)	—
Interest and financing fees	—	(140)
Net cash inflow (outflow)	(9,403)	(19,932)

Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Schedule of transactions recorded in the consolidated statements of loss and comprehensive loss

	Year Ended December 31,
	2022	2021
Revenue	101	115
Salaries and subcontractors	(4,088)	(4,601)
Share based compensation	(2,769)	(3,894)
Professional fees	(44)	(123)
Other operational costs	(228)	—
Interest and financing fees	—	(52)
	(7,028)	(8,555)

Vendors of Wild Streak
RELATED PARTY TRANSACTIONS
Schedule of transactions recorded in the consolidated statements of loss and comprehensive loss

	Year Ended December 31,
	2022	2021
Salaries and subcontractors	1,326	331
Share based compensation	62	—
Gain on remeasurement of deferred consideration	(804)	—
Interest and financing fees	316	—
	900	331